INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2016		2017
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	7,049	40	—	—
CSI SkyPower	3,749	50	—	—
RE Tranquillity Holdings LLC ("Tranquillity")	143,951	49	145,795	49
RE Silverlake Holdings LLC ("Garland")	118,641	49	120,247	49
RE Roserock Holdings LLC ("Roserock")	30,870	49	77,053	49
Suzhou Financial Leasing Co., Ltd.	12,974	6	14,129	6
Pirapora Solar Holding S.A.	13,775	20	6,551	20
Canadian Solar Infrastructure Fund, Inc.	—	—	23,866	14.76
Others	37,450	21-49	26,574	21-49

Total	368,459		414,215